Offerings - Offering: 1	Oct. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	6,572,250
Proposed Maximum Offering Price per Unit	14.00
Maximum Aggregate Offering Price	$ 92,011,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,086.96
Offering Note	(1) Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-266542) on August 4, 2022 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. (2) Includes 857,250 shares of common stock that the underwriter has an option to purchase.